Performance Management	Aug. 28, 2025
Genter Capital Dividend Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports and financial statements, at no charge by calling the Fund at 1-800-773-3863. Updated performance information on the Fund’s results can be obtained by visiting www.genterfunds.com/GEND.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.genterfunds.com/GEND
Performance Availability Phone [Text]	1-800-773-3863
Genter Capital International Dividend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports and financial statements, at no charge by calling the Fund at 1-800-773-3863. Updated performance information on the Fund’s results can be obtained by visiting www.genterfunds.com/GENW.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.genterfunds.com/GENW
Performance Availability Phone [Text]	1-800-773-3863
Genter Capital Municipal Quality Intermediate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports and financial statements, at no charge by calling the Fund at 1-800-773-3863. Updated performance information on the Fund’s results can be obtained by visiting www.genterfunds.com/GENM.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.genterfunds.com/GENM
Performance Availability Phone [Text]	1-800-773-3863
Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports and financial statements, at no charge by calling the Fund at 1-800-773-3863. Updated performance information on the Fund’s results can be obtained by visiting www.genterfunds.com/GENT.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.genterfunds.com/GENT
Performance Availability Phone [Text]	1-800-773-3863